revenue from contracts with customers	6 Months Ended
Jun. 30, 2018
revenue from contracts with customers
revenue from contracts with customers

6revenue from contracts with customers

(a)Revenues

In the determination of the minimum transaction prices in contracts with customers, amounts are allocated to fulfilling, or completion of fulfilling, future contracted performance obligations. Largely, these unfulfilled, or partially unfulfilled, future contracted performance obligations are in respect of services to be provided over the duration of the contract. The following table sets out our aggregate estimated minimum transaction prices allocated to remaining unfulfilled, or partially unfulfilled, future contracted performance obligations and the timing of when we might expect to recognize the associated revenues; actual amounts could differ from these estimates due to a variety of factors including the unpredictable nature of: customer behaviour, industry regulation; the economic environments in which we operate; and competitor behaviour.

As at (millions)	June 30, 2018	December 31, 2017
Estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations to be recognized as revenue in a future period 1, 2
During the 12-month period ending one year hence	$2,107	$2,075
During the 12-month period ending two years hence	829	856
Thereafter	23	24

	$2,959	$2,955

(1)

Excludes constrained variable consideration amounts, amounts arising from contracts originally expected to have a duration of one year or less and, as a permitted practical expedient, amounts arising from contracts that are not affected by revenue recognition timing differences arising from transaction price allocation or in which we may recognize and bill revenue in an amount that corresponds directly with our completed performance obligations.

(2)

IFRS-IASB requires the explanation of when we expect to recognize as revenue the amounts disclosed as the estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations. The estimated amounts disclosed are based upon contractual terms and maturities. Actual minimum transaction price revenues recognized, and the timing thereof, will differ from these estimates primarily due to the frequency with which the actual durations of contracts with customers do not match their contractual maturities.

Incremental accounting policy disclosure due to initial application of IFRS 15 (see Note 2)

We use the following revenue accounting practical expedients provided for in IFRS 15, Revenue from Contracts with Customers:

•

No adjustment of the contracted amount of consideration for the effects of financing components when at the inception of the contract we expect that the effect of the financing component is not significant at the individual contract level.

•	No deferral of contract acquisition costs when the amortization period for such costs would be one year or less.

•

When estimating minimum transaction prices allocated to remaining unfulfilled, or partially unfulfilled, performance obligations, exclusion of amounts arising from contracts originally expected to have a duration of one year or less as well as amounts arising from contracts in which we may recognize and bill revenue in an amount that corresponds directly with our completed performance obligations.

(b)Accounts receivable

As at (millions)	Note	June 30, 2018	December 31, 2017	January 1, 2017
Customer accounts receivable
As reported		$1,166	$1,221	$1,217
Transitional amount	2(c)	—	(9)	(9)

As adjusted		1,166	1,212	1,208
Accrued receivables — customer		192	143	131
Allowance for doubtful accounts	4(b)	(46)	(43)	(54)

		1,312	1,312	1,285
Accrued receivables — other		173	302	177

		$1,485	$1,614	$1,462

(c)Contract assets

	Three-month periods		Six-month periods		Year ended
	ended June 30		ended June 30		December 31,
(millions)	2018	2017	2018	2017	2017
Balance, beginning of period	$1,279	$1,184	$1,303	$—	$—
Transitional amount (Note 2(c))	—	—	—	1,205	1,205

Adjusted opening balance	1,279	1,184	1,303	1,205	1,205
Net additions arising from operations	303	292	584	548	1,270
Amounts billed in period and thus reclassified to accounts receivable 1	(313)	(287)	(617)	(561)	(1,166)
Change in impairment allowance, net (Note 4(b))	2	3	1	—	(3)
Other	1	(1)	1	(1)	(3)

Balance, end of period	$1,272	$1,191	$1,272	$1,191	$1,303

To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence			$907	$845	$907
The 12-month period ending two years hence			354	332	385
Thereafter			11	14	11

Balance, end of period			$1,272	$1,191	$1,303

Reconciliation of contract assets presented in the consolidated statements of financial position — current
Gross contract assets			$907	$845	$907
Reclassification to contract liabilities for contracts with contract assets less than contract liabilities (Note 24)			(5)	(5)	(4)
Reclassification from contract liabilities for contracts with contract liabilities less than contract assets (Note 24)			(142)	(143)	(146)

			$760	$697	$757

(1)

For the three-month period ended June 30, 2018, amounts billed in the period for our wireless segment and reclassified to accounts receivable were $287 (2017 — $259). For the six-month period ending June 30, 2018, amounts billed in the period for our wireless segment and reclassified to accounts receivable were $567 (2017 — $509; year ended December 31, 2017 — $1,060).

Incremental accounting policy disclosure due to initial application of IFRS 15 (see Note 2)

Contract assets

Many of our multiple element arrangements arise from bundling the sale of equipment (e.g. a wireless handset) with a contracted service period. Although the customer receives the equipment at contract inception and the revenue from the associated completed performance obligation is recognized at that time, the customer’s payment for the equipment will effectively be received rateably over the contracted service period to the extent it is not received as a lump-sum amount at contract inception. The difference between the equipment revenue recognized and the associated amount cumulatively billed to the customer is recognized on the consolidated statements of financial position as a contract asset.

Contract assets may also arise in instances where we give consideration to a customer.

•

Some forms of consideration given to a customer, effectively at contract inception, such as rebates (including prepaid non-bank cards) and/or equipment, are considered performance obligations in a multiple element arrangement. Although the performance obligation is satisfied at contract inception, the customer’s payment associated with the performance obligation will effectively be received rateably over the associated contracted service period. The difference between revenue arising from the satisfied performance obligation and the associated amount cumulatively reflected in the billings to the customer is recognized on the consolidated statements of financial position as a contract asset.

•

Other forms of consideration given to a customer effectively provided at contract inception or over a period of time, such as discounts (including prepaid bank cards), may result in us receiving no identifiable, separable benefit and are not considered performance obligations. Such consideration is recognized as a reduction of revenue rateably over the term of the contract. The difference between the consideration provided and the associated amount recognized as a reduction of revenue is recognized on the consolidated statements of financial position as a contract asset.